Property and Equipment, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Landfill depletion expense	$ 59,055	$ 53,826
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Finance lease right-of-use assets			$ 11,227	$ 10,342
Landfill [Member]
Property, Plant and Equipment [Line Items]
Landfill depletion expense			$ 232,251	$ 212,898	$ 200,374